Condensed Interim Consolidated Statements of Comprehensive Loss (Unaudited) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
EXPENSES
General and administrative expenses	$ (305)	$ (535)
Property investigation	(6)	(41)
Amortization	(2)	(3)
Share-based payments	(884)
Total expenses	(1,197)	(579)
OTHER ITEMS
Interest income		18
Foreign exchange (loss) gain	(1)	1
Other income (expense), net	(1)	19
TOTAL COMPREHENSIVE LOSS FOR THE PERIOD	$ (1,198)	$ (560)
Basic and diluted weighted average number of common shares outstanding on a post- consolidation basis	88,690,791	78,792,860
Basic and diluted loss per share	$ 0.01	$ 0.01